Operating Leases (Tables)	12 Months Ended
Dec. 31, 2025
Operating Leases
Schedule of components of lease expense

	For the year ended December 31,
	2023	2024	2025
	US$	US$	US$
Operating lease cost	637	1,239	1,633
Lease cost for leases with terms less than one year	261	67	326
Total lease cost	898	1,306	1,959

Schedule of maturities of lease liabilities

As of December 31,
2025
US$
2026	1,686
2027	984
2028	383
2029	—
2030 and thereafter	—
Total undiscounted lease payments	3,053
Less: imputed interest	(112)
Total lease liabilities	2,941

Schedule of lease terms and discount rates

	As of December 31,	As of December 31,
	2024	2025
Weighted average remaining lease term(years)	2.44	2.75

Weighted average discount rate(percentage)	3.60%	3.60%

Schedule of supplemental information related to operating leases

	For the years ended December 31,
	2023	2024	2025
Cash paid for operating leases	865	1,341	1,305
Right-of-use assets obtained in exchange for operating lease liabilities	441	3,221	2,935